Related Party Disclosures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY DISCLOSURES
Sales	$ 723	$ 590
Purchases	237	223
Accounts receivable	33	44
Accounts payable and accrued liabilities	15	28
Compensation of Key Management Personnel
Salaries and other short-term benefits	15	12
Pension and other post-retirement benefits	5	5
Share-based compensation	32	49
Total	52	66
Parachem Chemicals Inc
RELATED PARTY DISCLOSURES
Sales	$ 338	$ 301